SCHEDULE OF FINANCING WITH RELATED PARTIES (Details) (Parenthetical) - USD ($)							1 Months Ended			2 Months Ended	12 Months Ended
		Oct. 23, 2025	May 15, 2025	Jun. 04, 2024	May 16, 2024	May 31, 2020	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Mar. 25, 2024	Dec. 31, 2024	Dec. 31, 2016	Apr. 30, 2025	Dec. 19, 2024	Apr. 23, 2024	Jan. 19, 2024	Jan. 16, 2024	Dec. 31, 2023	May 31, 2023	Nov. 01, 2022	Dec. 31, 2019
Related Party Transaction [Line Items]
Land use right											$ 119,636,000							$ 126,149,000
Property and equipment	[1]										155,818,000							181,377,000
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Outstanding balance	[2]																	104,227,000
Yantai Guofeng Investment Holding Group Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate																					6.50%
Principal amount converted											25,640,000
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[3]																	1,127,000
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate																			10.00%
Repaid principal amount				$ 753,497,000	$ 342,499,000
Debt principal outstanding											$ 0
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate											3.915%
Maturity date, description											November 1, 2022 to November 1, 2025.
Outstanding balance	[4]										$ 157,751,000							162,181,000
FAW Finance Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate						3.915%														5.0895%
Maturity date, description						2022 to 2025
Installment payments						$ 39,440,000
Land use right											58,940,000							64,940,000
Property and equipment											19,290,000							25,700,000
FAW Jilin [Member]
Related Party Transaction [Line Items]
Interest rate														3.10%
Debt amount														$ 2,340,000
FAW JilinLtd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Debt principal outstanding											2,340,000
Debt principal outstanding and right of use of land											$ 29,300,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate											4.90%
Maturity date, description											August 1, 2024
Outstanding balance	[5]										$ 3,799,000							3,906,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Installment payments												$ 1,160,000
Property and equipment											689,814,000							585,773,000
Borrowings											1,220,000							1,780,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Settlement Agreement [Member]
Related Party Transaction [Line Items]
Interest rate												4.90%
Outstanding balance												$ 4,620,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance											1,781,000							$ 563,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate										6.50%					10.00%	6.50%	6.50%	10.00%
Proceeds from loans							$ 547,998		$ 547,998	$ 1,230,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Interest rate		6.50%
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate													6.50%
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | December 31, 2023 [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Proceeds from loans		$ 136,999,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | December 31, 2023 [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from loans			$ 410,998,000
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance											$ 1,369,000							$ 1,408,000
Jinan Haiyun Investment Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate								10.00%			6.00%
Proceeds from loans								$ 1,370,000	$ 1,370,000

[1]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$47.92 million and US$58.58 as of December 31, 2024 and 2023, respectively.
[2]	In December 2019, Shandong Baoya entered into loans with Yantai Guofeng Investment Holding Group Co., Ltd. (“Yantai Guofeng”). The loans bear an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya meets certain development conditions, part of the loans could be transferred to a government subsidy, and the relevant interest would be waived. None of the conditions were met. For the years ended December 31, 2024 and 2023, the principal amount converted to government subsidies were nil. As of December 31, 2024, Shandong Baoya was notified that Yantai Guofeng has transferred its creditor’s rights in Shandong Baoya to Yantai Public Transportation Co., Ltd. (“Yantai Trans”). On February 10, 2025, Yantai Trans filed an application for property preservation with the Yantai Intermediate Court, which resulted in the freezing of Shandong Baoya’s land use right. The net value of the frozen land use right was US$25.64 million as of December 31, 2024.
[3]	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans bear an interest rate of 10%. The loans were to mature in three months, but the due dates were further extended twice in July 2023 and January 2024. On May 16 and June 4, 2024, Shandong Baoya repaid the principal of US$342,499 and US$753,497, respectively. As of December 31, 2024, there was no outstanding principal due.
[4]	During May 2020, FAW Jilin entered into mortgage loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$39.44 million (each for the remaining principal balance). On November 1, 2022, 2023 and 2024, FAW Jilin defaulted on this mortgage loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the property, plant and equipment and land use right, pledged by the Company to secure the borrowings as of December 31, 2024 and 2023.
[5]	In 2016, Dezhou Yarui entered into a related party mortgage loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed a request in court that the Company repay the loan in advance. In April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4.62 million will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1.16 million on and before August 1, 2024. As of March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of December 31, 2024 and 2023.